UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Managed Small-Cap Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Auto & Transportation (4.9%)
* Polaris Industries, Inc.	114,500	$8,041
Oshkosh Truck Corp.	96,600	7,920
* Landstar System, Inc.	161,404	5,286
USF Corp.	74,500	3,595
* Kansas City Southern	168,700	3,249
Heartland Express, Inc.	163,061	3,123
Knight Transportation, Inc.	124,527	3,072
Skywest, Inc.	152,971	2,844
* EGL, Inc.	122,900	2,802
* Kirby Corp.	62,500	2,627
Winnebago Industries, Inc.	80,600	2,547
Forward Air Corp.	57,100	2,431
Arkansas Best Corp.	63,703	2,407
* Offshore Logistics, Inc.	61,700	2,056
Wabash National Corp.	81,800	1,996
Superior Industries International, Inc.	65,200	1,722
* TBC Corp.	59,263	1,651
* Fleetwood Enterprises, Inc.	148,030	1,288
Monaco Coach Corp.	78,150	1,262
AAR Corp.	85,200	1,159
Arctic Cat, Inc.	42,320	1,145
* Frontier Airlines, Inc.	94,500	990
* Mesa Air Group Inc.	81,600	571
Coachmen Industries, Inc.	39,870	542
Standard Motor Products, Inc.	39,600	463

		64,789

Consumer Discretionary (18.7%)
* Sonic Corp.	159,887	5,340
The Toro Co.	57,600	5,098
* Take-Two Interactive Software, Inc.	122,555	4,792
* Panera Bread Co.	80,600	4,556
* Quiksilver, Inc.	152,700	4,433
SCP Pool Corp.	139,080	4,431
* Waste Connections, Inc.	126,800	4,406
* P.F. Chang's China Bistro, Inc.	68,800	4,114
* Tractor Supply Co.	93,859	4,097
* Zale Corp.	135,850	4,037
* United Stationers, Inc.	87,864	3,976
* Fossil, Inc.	149,126	3,866
* Men's Wearhouse, Inc.	91,350	3,856
* Guitar Center, Inc.	67,300	3,690
* Jack in the Box Inc.	97,350	3,612
Arbitron Inc.	83,096	3,565
* CEC Entertainment Inc.	96,625	3,536
* Argosy Gaming Co.	74,700	3,430
Wolverine World Wide, Inc.	152,400	3,266
ADVO, Inc.	82,850	3,103
Ethan Allen Interiors, Inc.	94,580	3,027
* Linens 'n Things, Inc.	120,000	2,980
* THQ Inc.	104,106	2,930
* United Natural Foods, Inc.	101,197	2,897
Finish Line, Inc.	121,900	2,822
* Rare Hospitality International Inc.	91,250	2,818
* Shuffle Master, Inc.	94,371	2,733
K-Swiss, Inc.	81,090	2,678
The Pep Boys (Manny, Moe & Jack)	152,105	2,674
* Aztar Corp.	92,500	2,642
* Hot Topic, Inc.	120,825	2,640
* The Children's Place Retail Stores, Inc.	55,218	2,637
Chemed Corp.	33,200	2,539
IHOP Corp.	52,900	2,522
Burlington Coat Factory Warehouse Corp.	84,100	2,414
Aaron Rents, Inc. Class B	119,225	2,385
* School Specialty, Inc.	60,595	2,373
Watson Wyatt & Co. Holdings	86,400	2,350
* Insight Enterprises, Inc.	131,800	2,314
* Too Inc.	92,000	2,270
ABM Industries Inc.	117,600	2,261
G & K Services, Inc. Class A	55,821	2,249
* Global Imaging Systems, Inc.	62,180	2,205
Movie Gallery, Inc.	76,349	2,190
Sonic Automotive, Inc.	95,700	2,173
Kellwood Co.	73,400	2,113
* Labor Ready, Inc.	112,900	2,106
Phillips-Van Heusen Corp.	79,000	2,105
* Stein Mart, Inc.	90,557	2,038
* Electronics Boutique Holdings Corp.	47,201	2,028
* GameStop Corp.	91,100	2,019
* Select Comfort Corp.	97,957	2,002
Nautilus Inc.,	82,830	1,968
* WMS Industries, Inc.	69,310	1,952
La-Z-Boy Inc.	138,460	1,929
* Tetra Tech, Inc.	149,871	1,891
* Heidrick & Struggles International, Inc.	50,906	1,872
* Hibbett Sporting Goods, Inc.	62,209	1,869
Landry's Restaurants, Inc.	64,530	1,866
* Stage Stores, Inc.	48,064	1,845
Fred's, Inc.	104,600	1,796
MAXIMUS, Inc.	53,300	1,785
* Consolidated Graphics, Inc.	33,860	1,781
Cato Corp. Class A	54,900	1,771
* Pinnacle Entertainment, Inc.	105,900	1,769
* ShopKo Stores, Inc.	78,398	1,742
* K2 Inc.	123,845	1,703
* Jo-Ann Stores, Inc.	60,590	1,702
* Genesco, Inc.	59,058	1,678
Christopher & Banks Corp.	95,025	1,672
Brown Shoe Co., Inc.	48,500	1,662
* Ryan's Restaurant Group, Inc.	111,550	1,621
* Group 1 Automotive, Inc.	61,220	1,610
Viad Corp.	58,900	1,584
Russell Corp.	87,000	1,573
* Cost Plus, Inc.	58,000	1,559
Lone Star Steakhouse & Saloon, Inc.	52,739	1,524
* JAKKS Pacific, Inc.	69,750	1,498
The Marcus Corp.	73,000	1,497
Oxford Industries, Inc.	40,600	1,486
Central Parking Corp.	85,600	1,471
Bowne & Co., Inc.	95,500	1,436
* Steak n Shake Co.	73,400	1,420
* Coinstar, Inc.	66,894	1,418
Triarc Cos., Inc. Class B	101,900	1,409
* Papa John's International, Inc.	37,800	1,312
The Stride Rite Corp.	95,800	1,274
* The Dress Barn, Inc.	68,918	1,256
Pre-Paid Legal Services, Inc.	36,620	1,239
* O'Charley's Inc.	56,600	1,230
* Spherion Corp.	161,400	1,209
* Cross Country Healthcare, Inc.	70,078	1,175
* The Gymboree Corp.	82,400	1,033
* GameStop Corp. Class B	43,700	975
Oshkosh B' Gosh, Inc. Class A	31,154	950
CDI Corp.	42,200	934
Haverty Furniture Cos., Inc.	59,950	914
Lawson Products, Inc.	19,502	913
* Midas Inc.	39,900	911
Administaff, Inc.	61,800	902
* Vertrue Inc.	24,700	875
Russ Berrie and Co., Inc.	44,400	850
* SOURCECORP, Inc.	41,700	840
Thomas Nelson, Inc.	34,200	809
* 4Kids Entertainment Inc.	35,340	781
Libbey, Inc.	36,800	773
* FindWhat.com	74,461	772
* Insurance Auto Auctions, Inc.	27,629	769
* Volt Information Sciences Inc.	31,000	749
* J. Jill Group, Inc.	50,022	688
Angelica Corp.	24,100	675
Goody's Family Clothing	73,155	661
Action Performance Cos., Inc.	49,100	650
* Pegasus Solutions Inc.	53,784	636
National Presto Industries, Inc.	15,595	628
Triarc Cos., Inc. Class A	43,900	623
* Department 56 Inc.	35,400	618
Bassett Furniture Industries, Inc.	29,716	585
* Multimedia Games Inc.	73,392	570
Startek, Inc.	33,500	563
Sturm, Ruger & Co., Inc.	66,450	460
* Ashworth, Inc.	36,812	419
Hancock Fabrics, Inc.	51,200	381
Haggar Corp.	17,000	343
* On Assignment, Inc.	65,976	336
* Bally Total Fitness Holding Corp.	88,600	308
* Applica Inc.	60,500	306
CPI Corp.	20,200	305
* Advanced Marketing Services	47,000	282
* Enesco Group, Inc.	38,000	253
Fedders Corp.	75,740	211

		248,643

Consumer Staples (2.4%)
* NBTY, Inc.	162,300	4,072
Ralcorp Holdings, Inc.	78,400	3,712
* Performance Food Group Co.	124,162	3,437
Longs Drug Stores, Inc.	87,690	3,001
Flowers Foods, Inc.	104,565	2,950
Casey's General Stores, Inc.	133,027	2,390
Sanderson Farms, Inc.	41,039	1,773
* Hain Celestial Group, Inc.	88,300	1,646
Schweitzer-Mauduit International, Inc.	40,300	1,352
American Italian Pasta Co.	48,600	1,332
Nash-Finch Co.	33,832	1,285
Lance, Inc.	75,355	1,211
* The Great Atlantic & Pacific Tea Co., Inc.	74,800	1,115
J & J Snack Foods Corp.	20,800	974
Dimon Inc.	119,600	748
Nature's Sunshine Inc.	36,672	630

		31,628

Financial Services (16.1%)
New Century REIT, Inc.	135,150	6,328
Global Payments Inc.	94,740	6,110
The South Financial Group, Inc.	189,137	5,776
East West Bancorp, Inc.	139,709	5,158
Shurgard Storage Centers, Inc. Class A REIT	123,700	5,069
Whitney Holdings Corp.	111,563	4,966
UCBH Holdings, Inc.	120,853	4,822
* Kronos, Inc.	84,530	4,320
First BanCorp Puerto Rico	101,800	4,301
Essex Property Trust, Inc. REIT	61,200	4,219
Hudson United Bancorp	119,589	4,216
* Philadelphia Consolidated Holding Corp.	53,907	4,179
Fremont General Corp.	188,300	4,141
First Midwest Bancorp, Inc.	121,680	3,952
Downey Financial Corp.	63,000	3,876
Capital Automotive REIT	107,196	3,550
MAF Bancorp, Inc.	84,766	3,521
United Bankshares, Inc.	104,267	3,455
Selective Insurance Group	74,364	3,438
Hilb, Rogal and Hamilton Co.	95,700	3,426
Southwest Bancorporation of Texas, Inc.	185,974	3,413
Delphi Financial Group, Inc.	79,349	3,412
FactSet Research Systems Inc.	103,200	3,407
Chittenden Corp.	123,068	3,208
Kilroy Realty Corp. REIT	76,400	3,126
* ProAssurance Corp.	77,700	3,069
Susquehanna Bancshares, Inc.	123,449	3,010
Provident Bankshares Corp.	88,170	2,906
* eFunds Corp.	129,596	2,893
Commercial Federal Corp.	104,300	2,884
Lexington Corporate Properties Trust REIT	128,600	2,821
Colonial Properties Trust REIT	72,900	2,800
Umpqua Holdings Corp.	118,674	2,771
Entertainment Properties Trust REIT	66,445	2,753
Zenith National Insurance Corp.	52,300	2,712
Wintrust Financial Corp.	57,166	2,692
UICI	106,750	2,589
Gables Residential Trust REIT	77,700	2,587
Commercial Net Lease Realty REIT	137,900	2,544
R.L.I. Corp.	61,300	2,541
John H. Harland Co.	73,790	2,535
Republic Bancorp, Inc.	186,952	2,531
Brookline Bancorp, Inc.	163,700	2,439
BankAtlantic Bancorp, Inc. Class A	139,875	2,434
Flagstar Bancorp, Inc.	123,575	2,416
LandAmerica Financial Group, Inc.	47,950	2,399
TrustCo Bank NY	197,386	2,268
* First Federal Financial Corp.	43,900	2,239
* Sterling Financial Corp.	60,520	2,161
* BankUnited Financial Corp.	74,900	2,012
* Piper Jaffray Cos., Inc.	54,900	2,009
First Republic Bank	61,900	2,004
* Investment Technology Group, Inc.	111,200	1,946
Community Bank System, Inc.	81,135	1,859
Stewart Information Services Corp.	48,200	1,808
CRT Properties, Inc. REIT	82,996	1,808
Boston Private Financial Holdings, Inc.	73,400	1,743
Parkway Properties Inc. REIT	37,300	1,742
Infinity Property & Casualty Corp.	55,146	1,724
Cash America International Inc.	77,700	1,704
Sterling Bancshares, Inc.	119,800	1,701
Sovran Self Storage, Inc. REIT	42,023	1,665
* NCO Group, Inc.	84,970	1,661
Financial Federal Corp.	46,100	1,631
Glenborough Realty Trust, Inc. REIT	84,700	1,619
Anchor Bancorp Wisconsin Inc.	56,151	1,578
PrivateBancorp, Inc.	49,751	1,563
* Digital Insight Corp.	94,978	1,558
NDCHealth Corp.	95,400	1,524
Gold Banc Corp., Inc.	106,948	1,500
Irwin Financial Corp.	62,300	1,434
Dime Community Bancshares	89,308	1,357
Riggs National Corp.	70,691	1,349
* World Acceptance Corp.	50,314	1,284
Presidential Life Corp.	67,317	1,096
Nara Bancorp, Inc.	62,078	872
SWS Group, Inc.	43,310	694
* PRG-Schultz International, Inc.	112,653	564
* Carreker Corp.	62,517	351
* SCPIE Holdings Inc.	25,800	285
* Rewards Network Inc.	53,800	224

		214,252

Health Care (12.2%)
Cooper Cos., Inc.	113,800	8,296
* Pharmaceutical Product Development, Inc.	140,500	6,807
Accredo Health, Inc.	130,339	5,788
* Respironics, Inc.	94,404	5,501
* ResMed Inc.	91,000	5,132
* AMERIGROUP Corp.	135,120	4,940
* IDEXX Laboratories Corp.	89,592	4,852
* MGI Pharma, Inc.	190,200	4,806
* Cerner Corp.	86,999	4,568
* Sierra Health Services, Inc.	71,200	4,545
Medicis Pharmaceutical Corp.	144,400	4,329
* Pediatrix Medical Group, Inc.	60,550	4,153
* Sybron Dental Specialties, Inc.	106,400	3,820
Invacare Corp.	83,600	3,731
* Immucor Inc.	119,662	3,613
* Advanced Medical Optics, Inc.	98,700	3,574
* United Surgical Partners International, Inc.	76,583	3,505
Diagnostic Products Corp.	69,700	3,367
* Centene Corp.	110,160	3,304
* Province Healthcare Co.	132,350	3,188
Mentor Corp.	93,800	3,011
* American Healthways Inc.	88,214	2,913
* Haemonetics Corp.	68,850	2,903
Owens & Minor, Inc. Holding Co.	105,000	2,851
* American Medical Systems Holdings, Inc.	161,294	2,771
* Cyberonics, Inc.	59,800	2,641
* Sunrise Senior Living, Inc.	49,900	2,425
* Connetics Corp.	95,706	2,420
* CONMED Corp.	79,132	2,383
PolyMedica Corp.	74,000	2,350
* Biosite Inc.	44,500	2,315
* Integra LifeSciences Holdings	65,734	2,315
* Priority Healthcare Corp. Class B	97,497	2,109
* AmSurg Corp.	77,550	1,962
* ArthroCare Corp.	62,829	1,791
* Hologic, Inc.	55,276	1,762
* PAREXEL International Corp.	69,504	1,633
LCA-Vision Inc.	47,800	1,592
* LabOne, Inc.	45,460	1,567
* SFBC International, Inc.	44,461	1,567
Alpharma, Inc. Class A	124,700	1,536
* Viasys Healthcare Inc.	77,900	1,486
Analogic Corp.	33,400	1,445
* SurModics, Inc.	44,105	1,407
* DJ Orthopedics Inc.	52,936	1,326
* ICU Medical, Inc.	36,330	1,290
* RehabCare Group, Inc.	43,400	1,246
* Amedisys Inc.	40,314	1,219
* Enzo Biochem, Inc.	79,856	1,152
Datascope Corp.	36,258	1,109
* Odyssey Healthcare, Inc.	92,295	1,085
* Noven Pharmaceuticals, Inc.	61,900	1,050
* Wilson Greatbatch Technologies, Inc.	57,000	1,040
* Gentiva Health Services, Inc.	63,800	1,032
Vital Signs, Inc.	24,313	970
* Merit Medical Systems, Inc.	70,021	840
* Kensey Nash Corp.	30,423	824
Hooper Holmes, Inc.	174,000	665
* Regeneron Pharmaceuticals, Inc.	126,148	645
BioLase Technology, Inc.	61,212	520
* OCA Inc.	121,200	515
* Savient Pharmaceuticals Inc.	157,475	433
* ArQule, Inc.	85,573	403
* Possis Medical Inc.	45,920	384
* Bradley Pharmaceuticals, Inc.	39,180	375
* CryoLife Inc.	59,300	367
* Theragenics Corp.	78,400	270
* Osteotech, Inc.	44,749	170
* Curative Health Services, Inc.	34,067	116

		162,020

Other Energy (6.2%)
Massey Energy Co.	202,311	8,101
Patina Oil & Gas Corp.	189,400	7,576
Vintage Petroleum, Inc.	159,850	5,029
* Unit Corp.	110,634	4,997
Cabot Oil & Gas Corp.	86,200	4,754
* Cal Dive International, Inc.	101,899	4,616
* Cimarex Energy Co.	110,600	4,313
St. Mary Land & Exploration Co.	76,600	3,834
* Hydrill Co.	56,600	3,306
* Stone Energy Corp.	67,380	3,273
* SEACOR Holdings Inc.	48,800	3,111
* Spinnaker Exploration Co.	81,000	2,878
CARBO Ceramics Inc.	38,300	2,687
* Veritas DGC Inc.	88,600	2,654
Frontier Oil Corp.	72,000	2,611
* Oceaneering International, Inc.	67,970	2,549
* Atwood Oceanics, Inc.	35,900	2,389
Penn Virginia Corp.	49,077	2,253
* Swift Energy Co.	74,300	2,113
* Remington Oil &Gas Corp.	66,200	2,087
* W-H Energy Services, Inc.	73,900	1,768
* TETRA Technologies, Inc.	59,300	1,686
* Petroleum Development Corp.	44,000	1,658
* Input/Output, Inc.	182,240	1,175
* Dril-Quip, Inc.	32,600	1,002

		82,420

Materials & Processing (12.3%)
The Timken Co.	242,700	6,635
Florida Rock Industries, Inc.	99,300	5,841
Commercial Metals Co.	157,000	5,321
Hughes Supply, Inc.	175,800	5,230
Corn Products International, Inc.	199,700	5,190
AptarGroup Inc.	94,600	4,917
Cleveland-Cliffs Inc.	57,700	4,205
Georgia Gulf Corp.	90,200	4,147
Carpenter Technology Corp.	64,600	3,838
Brady Corp. Class A	118,600	3,837
* Shaw Group, Inc.	170,170	3,710
* Maverick Tube Corp.	113,200	3,680
Clarcor Inc.	68,200	3,544
Quanex Corp.	66,275	3,534
Simpson Manufacturing Co.	112,200	3,467
* Armor Holdings, Inc.	91,100	3,379
Lennox International Inc.	145,538	3,190
Texas Industries, Inc.	59,200	3,182
Reliance Steel & Aluminum Co.	78,900	3,157
Acuity Brands, Inc.	115,000	3,105
* Lone Star Technologies, Inc.	77,700	3,064
* URS Corp.	104,500	3,004
Watsco, Inc.	66,548	2,802
Delta & Pine Land Co.	102,800	2,776
Mueller Industries Inc.	97,200	2,736
Albany International Corp.	84,100	2,597
MacDermid, Inc.	73,200	2,379
Kaydon Corp.	74,918	2,352
* OM Group, Inc.	75,400	2,294
* Century Aluminum Co.	73,856	2,235
H.B. Fuller Co.	76,000	2,204
* PolyOne Corp.	243,700	2,164
ElkCorp	50,500	1,942
Wausau-Mosinee Paper Corp.	137,200	1,940
* EMCOR Group, Inc.	40,600	1,901
* Aleris International Inc	72,009	1,797
* Rogers Corp.	44,400	1,776
Arch Chemicals, Inc.	62,200	1,771
Universal Forest Products, Inc.	45,400	1,764
Building Materials Holding Corp.	36,507	1,624
* Mobile Mini, Inc.	38,623	1,561
Barnes Group, Inc.	56,775	1,543
Tredegar Corp.	90,300	1,522
* Griffon Corp.	71,010	1,520
Cambrex Corp.	69,600	1,482
* Ceradyne, Inc.	64,560	1,444
WD-40 Co.	44,194	1,436
A. Schulman Inc.	81,649	1,422
* RTI International Metals, Inc.	57,450	1,344
Neenah Paper Inc.	39,600	1,331
AMCOL International Corp.	68,800	1,291
Deltic Timber Corp.	32,495	1,271
Myers Industries, Inc.	87,380	1,233
Wellman, Inc.	84,545	1,223
Valmont Industries, Inc.	54,500	1,216
Rock-Tenn Co.	89,400	1,189
Chesapeake Corp. of Virginia	52,375	1,101
Apogee Enterprises, Inc.	72,400	1,034
* Insituform Technologies Inc. Class A	70,634	1,025
* Caraustar Industries, Inc.	75,183	970
* Buckeye Technology, Inc.	89,700	969
* Brush Engineered Materials Inc.	50,900	969
* Interface, Inc.	130,911	893
The Standard Register Co.	69,200	862
Ryerson Tull, Inc.	66,300	840
Steel Technologies, Inc.	32,290	775
Pope & Talbot, Inc.	43,300	761
* Omnova Solutions Inc.	107,900	579
Quaker Chemical Corp.	25,500	524
* Material Sciences Corp.	36,225	487
* Lydall, Inc.	43,100	478
* A.M. Castle & Co.	35,700	450
Penford Corp.	23,304	379
* Wolverine Tube, Inc.	38,700	346

		163,701

Producer Durables (12.0%)
* NVR, Inc.	15,200	11,932
Roper Industries Inc.	112,000	7,336
MDC Holdings, Inc.	100,251	6,982
Standard Pacific Corp.	89,800	6,483
IDEX Corp.	135,150	5,453
Briggs & Stratton Corp.	137,300	4,999
* Rayovac Corp.	113,723	4,731
Engineered Support Systems, Inc.	71,424	3,823
* Varian Semiconductor Equipment Associates, Inc.	97,100	3,691
* Meritage Corp.	61,500	3,624
* Headwaters Inc.	106,393	3,492
Curtiss-Wright Corp.	57,000	3,249
The Manitowoc Co., Inc.	78,600	3,175
* Moog Inc.	65,018	2,939
Cognex Corp.	116,681	2,903
* Dionex Corp.	52,600	2,867
JLG Industries, Inc.	132,000	2,845
Belden CDT Inc.	124,800	2,772
* Teledyne Technologies, Inc.	88,200	2,761
* Cymer, Inc.	97,900	2,621
Watts Water Technologies, Inc.	76,700	2,501
* CUNO Inc.	45,700	2,349
* Esterline Technologies Corp.	66,500	2,298
Regal-Beloit Corp.	76,900	2,214
* Paxar Corp.	99,900	2,132
ATMI, Inc.	83,306	2,086
* Gardner Denver Inc.	52,625	2,079
Baldor Electric Co.	80,460	2,077
Woodward Governor Co.	28,239	2,025
Applied Industrial Technology, Inc.	71,950	1,957
* Axcelis Technologies, Inc.	265,343	1,937
A.O. Smith Corp.	66,100	1,908
* FEI Co.	78,800	1,824
* Brooks Automation, Inc.	119,376	1,812
* Champion Enterprises, Inc.	192,400	1,809
Stewart & Stevenson Services, Inc.	76,666	1,755
* Littelfuse, Inc.	59,100	1,693
* Itron, Inc.	57,000	1,689
* Triumph Group, Inc.	42,300	1,647
* Technitrol, Inc.	107,600	1,605
* Photronics Inc.	87,040	1,575
Thomas Industries, Inc.	39,400	1,562
MTS Systems Corp.	53,155	1,543
* Imagistics International Inc.	43,220	1,510
* Electro Scientific Industries, Inc.	75,718	1,468
* Symmetricom Inc.	122,236	1,356
CTS Corp.	97,900	1,273
* DuPont Photomasks, Inc.	45,800	1,221
* Veeco Instruments, Inc.	75,023	1,129
* Astec Industries, Inc.	48,704	1,074
Helix Technology Corp.	68,941	1,067
* Ultratech, Inc.	62,860	918
Cohu, Inc.	57,085	911
* Sonic Solutions, Inc.	60,300	908
* Artesyn Technologies, Inc.	103,579	902
Vicor Corp.	84,095	878
* Photon Dynamics, Inc.	44,987	857
* Kulicke & Soffa Industries, Inc.	135,700	854
Standex International Corp.	31,100	849
Skyline Corp.	20,100	774
X-Rite Inc.	51,164	770
* C-COR Inc.	125,874	765
Robbins & Myers, Inc.	34,500	759
* Audiovox Corp.	55,700	710
* Advanced Energy Industries, Inc.	71,500	691
Applied Signal Technology, Inc.	29,984	687
C & D Technologies, Inc.	67,600	679
Keithley Instruments Inc.	41,000	661
* Rudolph Technologies, Inc.	39,840	600
Lindsay Manufacturing Co.	31,100	593
* Magnatek, Inc.	76,700	409
* Milacron Inc.	119,181	364
* Tollgrade Communications, Inc.	36,592	252

		158,644

Technology (9.6%)
* FLIR Systems, Inc.	184,622	5,594
* Avid Technology, Inc.	90,191	4,881
* Hyperion Solutions Corp.	106,300	4,689
* Trimble Navigation Ltd.	138,078	4,668
* CACI International, Inc.	79,400	4,385
* MICROS Systems, Inc.	100,904	3,704
* Benchmark Electronics, Inc.	109,650	3,490
* Websense, Inc.	63,200	3,400
* Anixter International Inc.	91,800	3,319
* DRS Technologies, Inc.	72,700	3,090
* ANSYS, Inc.	83,852	2,869
* Coherent, Inc.	81,142	2,739
* Skyworks Solutions, Inc.	416,559	2,645
* Microsemi Corp.	162,158	2,642
* Progress Software Corp.	97,328	2,552
* FileNET Corp.	109,647	2,498
* Hutchinson Technology, Inc.	66,700	2,320
* WebEx Communications, Inc.	103,055	2,225
* SERENA Software, Inc.	92,800	2,205
* Internet Security Systems, Inc.	114,433	2,094
* j2 Global Communications, Inc.	57,406	1,970
* DSP Group Inc.	74,226	1,912
* Aeroflex, Inc.	198,434	1,851
* Harmonic, Inc.	192,100	1,836
* Checkpoint Systems, Inc.	105,700	1,784
* ScanSource, Inc.	33,561	1,739
* Power Integrations, Inc.	82,577	1,725
Black Box Corp.	46,060	1,723
* Intermagnetics General Corp.	68,006	1,655
* Manhattan Associates, Inc.	79,737	1,624
* Synaptics Inc.	69,700	1,617
* Dendrite International, Inc.	111,132	1,560
* Mercury Computer Systems, Inc.	56,192	1,550
* ManTech International Corp.	66,194	1,527
Inter-Tel, Inc.	61,908	1,517
Agilysys, Inc.	76,582	1,506
* Exar Corp.	111,307	1,492
* Altiris, Inc.	61,612	1,469
* Adaptec, Inc.	295,416	1,415
EDO Corp.	47,000	1,412
* ViaSat, Inc.	64,219	1,200
Methode Electronics, Inc. Class A	96,900	1,173
* Ciber, Inc.	157,100	1,142
* JDA Software Group, Inc.	77,202	1,084
Cubic Corp.	57,200	1,083
* Pinnacle Systems, Inc.	186,255	1,041
Actel Corp.	66,751	1,027
Park Electrochemical Corp.	50,350	1,020
Talx Corp.	54,823	996
* Daktronics, Inc.	45,700	989
* Verity, Inc.	100,308	948
Bel Fuse, Inc. Class B	29,554	895
* MRO Software Inc.	62,046	871
* Standard Microsystem Corp.	49,300	856
BEI Technologies, Inc.	35,260	845
* Digi International, Inc.	59,914	822
* SPSS, Inc.	44,485	774
* RadiSys Corp.	52,649	746
* Napster, Inc.	112,418	732
* Catapult Communications Corp.	30,628	654
* MapInfo Corp.	54,071	651
* Supertex, Inc.	34,897	639
* Radiant Systems, Inc.	64,524	632
* Phoenix Technologies Ltd.	65,638	625
* Pericom Semiconductor Corp.	69,938	599
* Kopin Corp.	184,933	568
* Bell Microproducts Inc.	75,673	566
* EPIQ Systems, Inc.	42,196	548
* ESS Technology, Inc.	94,327	497
* Concord Communications, Inc.	47,895	485
* SBS Technologies, Inc.	40,626	453
* NYFIX, Inc.	82,468	444
* Gerber Scientific, Inc.	56,500	411
* PC-Tel, Inc.	52,893	389
* Network Equipment Technologies, Inc.	66,900	377
* Brooktrout Technology, Inc.	33,400	376
* Planar Systems, Inc.	38,790	350
* Captaris Inc.	79,121	320
* Zix Corp.	78,224	293
* Alliance Semiconductor Corp.	79,600	198
* Meade Instruments Corp.	50,766	148

		127,360

Utilities (5.3%)
Energen Corp.	97,400	6,487
* Southern Union Co.	258,035	6,479
UGI Corp. Holding Co.	137,000	6,223
Atmos Energy Corp.	210,925	5,695
* Southwestern Energy Co.	96,900	5,500
Piedmont Natural Gas, Inc.	203,600	4,691
ALLETE, Inc.	79,000	3,306
New Jersey Resources Corp.	70,850	3,084
UniSource Energy Corp.	90,900	2,815
Cleco Corp.	129,800	2,765
Northwest Natural Gas Co.	73,500	2,658
* Commonwealth Telephone Enterprises, Inc.	56,163	2,648
* El Paso Electric Co.	125,800	2,390
Southwest Gas Corp.	95,660	2,311
Avista Corp.	128,900	2,256
CH Energy Group, Inc.	41,800	1,910
UIL Holdings Corp.	36,263	1,837
The Laclede Group, Inc.	56,100	1,638
* General Communication, Inc.	140,740	1,285
American States Water Co.	44,150	1,117
Central Vermont Public Service Corp.	32,000	719
Cascade Natural Gas Corp.	29,700	593
* Intrado Inc.	46,079	567
Green Mountain Power Corp.	13,475	395
* Boston Communications Group, Inc.	46,212	329

		69,698

Other (0.3%)
GenCorp, Inc.	136,000	2,720
Kaman Corp. Class A	60,280	750

		3,470

TOTAL COMMON STOCKS
(Cost $882,616)		1,326,625

TEMPORARY CASH INVESTMENT (0.1%)

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 2.748%**	1,859,880	1,860

TOTAL TEMPORARY CASH INVESTMENT
(Cost $1,860)		1,860

TOTAL INVESTMENTS (100.1%)
(Cost $884,476)		1,328,485

OTHER ASSETS AND LIABILITIES--NET (-0.1%)		(1,527)

NET ASSETS (100%)		$1,326,958

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $884,476,000. Net unrealized appreciation of investment securities for tax purposes was $449,009,000, consisting of unrealized gains of $461,086,000 on securities that had risen in value since their purchase and $17,077,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.